UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

 /s/    Kevin Wyman     Greenwich, Connecticut     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $282,961 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0     9107  7817000 PRN      SOLE                  7817000        0        0
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4    25395 25520000 PRN      SOLE                 25520000        0        0
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     9066  8000000 PRN      SOLE                  8000000        0        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     9318  8500000 PRN      SOLE                  8500000        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    13255   275000 SH       SOLE                   275000        0        0
GREENBRIER COS INC             NOTE 2.375% 5/1  393657AD3     6825  7000000 PRN      SOLE                  7000000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     9532  9650000 PRN      SOLE                  9650000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2    12217 11883000 PRN      SOLE                 11883000        0        0
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7     6937  6052000 PRN      SOLE                  6052000        0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    33013 32921000 PRN      SOLE                 32921000        0        0
MAGNACHIP SEMICONDUCTOR CORP   DEPOSITARY SHS   55933J203    30555  2222153 SH       SOLE                  2222153        0        0
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    27574 22919000 PRN      SOLE                 22919000        0        0
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7625  7475000 PRN      SOLE                  7475000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6    11462 10540000 PRN      SOLE                 10540000        0        0
SESI L L C                     FRNT 1.500%12/1  78412FAH7    10682 10089000 PRN      SOLE                 10089000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0    24706 23756000 PRN      SOLE                 23756000        0        0
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     7222  6117000 PRN      SOLE                  6117000        0        0
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7    28470 18641000 PRN      SOLE                 18641000        0        0